Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INTEREST INCOME
Loans receivable	$ 568,096	$ 515,807	$ 470,523
Mortgage-backed securities	74,485	70,407	60,612
Investment securities and cash equivalents	28,885	20,869	17,783
Total Income	671,466	607,083	548,918
INTEREST EXPENSE
Customer accounts	122,216	72,492	52,023
FHLB advances	68,190	62,452	64,969
Total interest expense	190,406	134,944	116,992
Net interest income	481,060	472,139	431,926
Provision (release) for loan losses	(1,650)	(5,450)	(2,100)
Net interest income after provision (release)	482,710	477,589	434,026
OTHER INCOME
Gain (loss) on sale of investment securities	(9)	0	3,499
FDIC loss share termination valuation adjustments	0	(8,550)	0
Loan fee income	3,941	3,804	4,290
Deposit fee income	24,882	25,904	22,643
Other income	33,504	22,920	21,783
Total other income	62,318	44,078	52,215
OTHER EXPENSE
Compensation and benefits	133,588	123,554	112,257
Occupancy	38,579	36,453	35,260
FDIC insurance premiums	9,808	11,592	11,410
Product delivery	15,934	16,372	13,972
Information technology	38,955	34,643	28,859
Other expense	46,199	41,708	29,761
Total other expense	283,063	264,322	231,519
Gain (loss) on real estate owned, net	810	(102)	1,494
Income before income taxes	262,775	257,243	256,216
Income tax expense (benefit)
Current	50,933	44,557	92,795
Deferred	1,586	8,836	(10,111)
Income tax expense (benefit)	52,519	53,393	82,684
Net income	$ 210,256	$ 203,850	$ 173,532
PER SHARE DATA
Basic earnings per share (in dollars per share)	$ 2.61	$ 2.40	$ 1.95
Diluted earnings per share (in dollars per share)	2.61	2.40	1.94
Dividends paid on common stock per share (in dollars per share)	$ 0.79	$ 0.67	$ 0.84
Basic weighted average number of shares outstanding (in shares)	80,471,316	85,008,040	88,905,457
Diluted weighted average number of shares outstanding (in shares)	80,495,163	85,109,843	89,224,207